Tidal Trust I
234 W Florida St, Suite 203
Milwaukee, WI 53204

August 21, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust I (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 17, 2025, and filed electronically as Post-Effective Amendment No. 278 to the Trust’s Registration Statement on Form N-1A on August 15, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer
SVP Legal
Tidal Investments LLC